Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 21, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Jul. 31, 2021	Jan. 27, 2021	May 02, 2019	Feb. 01, 2018
Stock-Based Compensation (Details) [Line Items]
Authorized to grant							1,690,000,000
Stock options granted (in Dollars)			$ 44			$ 10,587
Grant fair value of per share (in Dollars per share)					$ 2,700,000
Citizens employees vested					1,448,697
Grant date fair value of options vested (in Dollars)					$ 100	3,100
Employees granted					9,094,405
Reduction in salary		25.00%
Fair value of options vested (in Dollars)					$ 6,500	$ 7,000
Fully-vested options									399,553
Exercise price per share (in Dollars per share)									$ 2.767
Accrued outstanding rent payments (in Dollars)									$ 900
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Grant shares		25,057,455	2,759,373	2,759,373	25,057,455			49,573,570
Percent of number of shares								5.00%
Employees granted					8,633,607
EI And STI Plans [Member]
Stock-Based Compensation (Details) [Line Items]
Grant shares								0
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Authorized to grant											42,390,000
Employees granted						5,287,031
STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Authorized to grant			14,130,000	14,130,000						14,130,000
Stock-based compensation expense for unvested stock options (in Dollars)		$ 1,300	$ 22,800,000	$ 22,800,000	$ 1,300
Expected weighted average period					3 years 6 months
Employees granted				4,000,000		5,516,399
SI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Grant shares								49,573,570
Expected weighted average period					3 years 2 months 4 days
Stock options granted (in Dollars)					$ 2,600
Weighted average period					2 years 10 months 13 days
Stock-based compensation expense for unvested awards (in Dollars)		9,500			$ 9,500
EI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Authorized to grant											42,390,000
Expected weighted average period						2 years 3 months 18 days
Stock-based compensation expense for unvested awards (in Dollars)		$ 6,100			$ 6,100
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Grant shares		25,057,455			25,057,455	49,573,570
Percent of number of shares		5.00%			5.00%
Authorized to grant							815,000,000
Share-Based Payment Arrangement, Option [Member] | STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Expected weighted average period			2 years 11 months 23 days
RSUs vested [Member]
Stock-Based Compensation (Details) [Line Items]
Expected weighted average period			4 years 2 months 19 days
Outstanding RSU		17,869,663	20,131,111	20,131,111	17,869,663
Share based compensation expenses (in Dollars)			$ 11,400	$ 11,400
Grant date fair value of options vested (in Dollars)					$ 6,000
RSUs vested [Member] | P R C Citizen Employees [Member] | Stock Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Outstanding RSU		1,448,697	1,614,088	1,614,088	1,448,697
RSAs [Member]
Stock-Based Compensation (Details) [Line Items]
Grant fair value of per share (in Dollars per share)	$ 13.78
Stock issued from awards						1,404,459
Cancellation of restricted stock awards						53,489